Accounts Payable, Accrued Expenses and Other Current Liabilities (Tables) (Lazy Days' R.V. Center, Inc.)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

Accounts payable, accrued expenses and other current liabilities consist of the following:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Accounts payable	$9,476	$12,394
Other accrued expenses	2,506	2,893
Customer deposits	3,179	3,999
Accrued compensation	3,218	3,211
Accrued charge-backs	2,745	2,373
Accrued interest	314	311
Total	$21,438	$25,181

Lazydays' RV Center Inc [Member]
Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities

Accounts payable, accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2016
Accounts payable	$12,394	$12,013
Other accrued expenses	2,893	2,756
Customer deposits	3,999	3,446
Accrued compensation	3,211	2,801
Accrued charge-backs	2,373	1,790
Accrued interest	311	231
Total	$25,181	$23,037